EQUITY METHOD INVESTMENTS - Investments Recorded Using the Equity Method (Details)	Dec. 31, 2024	Nov. 30, 2024	May 23, 2024	Dec. 31, 2023	Oct. 31, 2023	Mar. 31, 2020	Oct. 01, 2018	Dec. 31, 2011
Avenir
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	23.40%	23.36%		23.50%		23.50%	25.00%
LOGAS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	58.00%			58.00%	58.00%
ECGS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	50.00%			50.00%				50.00%
Aqualung
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	4.40%			4.40%
Higas
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	25.00%	25.00%		0.00%
MGAS
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percent)	0.00%		51.00%	51.00%